Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Related party transactions
Interest income	€ 67.0
Contributions to defined benefit pension	12.0	€ 99.0
Dividends	1,645.0	1,367.0
Associates
Related party transactions
Sales of goods and services	10.0	7.0
Purchase of goods and services	4.0	3.0
Trade balances owed (from)	9.0		€ 3.0
Trade balances owed (to)	4.0		5.0
Other balances owed from			56.0
Joint arrangements
Related party transactions
Sales of goods and services	103.0	100.0
Purchase of goods and services	132.0	90.0
Interest income	26.0	29.0
Interest expense	26.0	29.0
Trade balances owed (from)	99.0		88.0
Trade balances owed (to)	30.0		31.0
Other balances owed from	997.0		955.0
Other balances owed to	1,484.0		€ 1,575.0
Board members and executive committee members
Related party transactions
Dividends	€ 1.1	€ 1.0